ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Schedule of Reclassifications (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	$ 7,567	$ 8,045	$ 14,024	$ 14,818
Cost of goods sold	(5,751)	(6,188)	(10,717)	(11,444)
Other, net	(211)	(302)	(379)	(553)
Interest expense	(195)	(192)	(378)	(392)
Income taxes	(135)	(118)	(225)	(181)
Net income	427	408	691	610
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(90)	(13)	3	(4)
Reclassification out of accumulated other comprehensive income | Unrealized Gain (Loss) on Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues	(1)	(1)	4	(1)
Cost of goods sold	18	(8)	29	(20)
Other, net	(4)	(9)	7	(14)
Interest expense	2	1	3	2
Income taxes	(2)	4	(6)	4
Net income	13	(13)	37	(29)
Reclassification out of accumulated other comprehensive income | Change in Retirement Plans’ Funded Status
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial losses	(29)	21	34	42
Amortization of prior service cost	17	(21)	(59)	(22)
Reclassification out of accumulated other comprehensive income | Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	(91)	0	(9)	5
Net income	$ (103)	$ 0	$ (34)	$ 25